Segmental analysis - Operating profit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Segments [Abstract]
Interest recognised on financial assets measured at amortised cost	$ 35,293	$ 45,708
Interest recognised on financial assets measured at fair value through other comprehensive income	5,614	8,259
Interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value	(12,426)	(21,922)
Loan impairment charges and other credit risk provisions	$ (8,817)	$ (2,756)	$ (1,767)